Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 10,193,848	$ 332,915	$ 10,261,997
Fair value of the plan assets	(6,617,058)	(216,103)	(6,477,877)
Present value of unfunded defined benefit obligation	3,576,790	116,812	3,784,120	$ 123,583	$ 5,561,596	$ 6,196,840
Recorded under other payables	(20,281)	(662)	(88,983)
Recorded under other non-current assets	181,844	5,939	248,843
Net defined benefit liability	$ 3,738,353	$ 122,089	$ 3,943,980